Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000204809
Shareholder Report [Line Items]
Fund Name	KBI Global Investors Aquarius Fund
Class Name	Institutional Shares
Trading Symbol	KBIWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Shares of the KBI Global Investors Aquarius Fund (the "Fund") for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kbigiusmutualfunds.com. You can also request this information by contacting us at 833-658-4739.
Additional Information Phone Number	833-658-4739
Additional Information Website	https://www.kbigiusmutualfunds.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KBI Global Investors Aquarius Fund, Institutional Shares	$104	1.00%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The 12-month period began strongly for equity markets through Q3 2024, with utilities leading as sector preferences shifted. Large-cap, growth technology stocks lost momentum as economic signals softened and expectations for a Fed cut grew. Previously strong sectors in H1 2024 became market detractors in Q3, while interest rate-sensitive utilities and REITs outperformed. The period’s highlight was the Fed’s surprise 50bps rate cut—more aggressive than markets expected—which initially buoyed risk assets. However, the 10-year yield soon rebounded, affecting performance late in the quarter, though utilities and REITs remained strong performers. Q4 2024 saw US election positioning dominate, with growth, momentum, and mega-cap outperformance widening the gap between market leaders and laggards, making it challenging for active managers not holding the “Magnificent 7.” The re-election of President Trump shifted attention to tariffs, tax, and deregulation, but little policy impact was expected for Water, which continued to benefit from bipartisan support and ongoing infrastructure stimulus.

A strong start to 2025 was followed by equity market pressure in Q1, driven by political volatility in Washington and global growth concerns linked to tariff uncertainties. This led to increased volatility and a move toward defensive sectors, supporting the Water strategy. During this time, Energy, Utilities, and Staples performed best, while IT and Communication Discretionary sectors lagged. Following a steep sell-off post-Liberation Day tariff announcements, subsequent pauses and reductions in certain tariffs—particularly on Chinese imports—helped ease recession fears and sparked a rally led by higher-beta, cyclical stocks. IT and Communication Services outperformed, while Energy and Health Care lagged behind. July saw continued strength in Technology and Energy, as headlines around US policy, tariffs, and spending on AI/datacentres continued to drive market narratives. Conversely, Consumer Staples and Health Care faced challenges from weaker consumer demand and funding concerns, resulting in continued underperformance.

Performance over the period was positive, returning 7.01% (Net), underperforming the MSCI ACWI Index (Net) (USD) return of 15.87%. The Fund outperformed over the 5-years and underperformed over the since inception period.

The Water strategy entered 2025 with a high-quality portfolio, attractive asymmetry, and a defensive tilt, characteristics which have proven supportive through today. Despite the uncertainties regarding tariffs and government spending, our view is that Water is better placed than most sectors in this environment, given the essential nature of the solutions our companies provide and the less cyclical exposure in the strategy, which has driven resilient earnings growth over time. We continue to be disciplined on valuations, with a preference for good quality companies that have pricing power, inelastic demand for their products, supply chain prowess and self-help initiatives underway that can limit earnings downside going forward.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	KBI Global Investors Aquarius Fund, Institutional Shares - $202184	MSCI ACWI Index (Net) (USD) - $210751
Oct/18	$100000	$100000
Jul/19	$103749	$107711
Jul/20	$108505	$115465
Jul/21	$159347	$153778
Jul/22	$145630	$137656
Jul/23	$163340	$155427
Jul/24	$188942	$181879
Jul/25	$202184	$210751

Average Annual Return [Table Text Block]

Average Annual Total Returns as of July 31, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
KBI Global Investors Aquarius Fund, Institutional Shares	7.01%	13.26%	10.90%
MSCI ACWI Index (Net) (USD)	15.87%	12.79%	11.58%

AssetsNet	$ 54,746,376
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 254,861
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$54,746,376	49	$254,861	52%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	0.3%
China	0.5%
Germany	0.9%
Canada	1.0%
Austria	1.4%
Switzerland	2.0%
Brazil	2.7%
South Korea	3.1%
Netherlands	5.3%
France	5.8%
Japan	6.7%
United Kingdom	12.9%
United States	54.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Veolia Environnement	5.8%
Xylem	5.4%
Kurita Water Industries	4.3%
IDEX	4.2%
SJW Group	3.7%
Pennon Group	3.3%
United Utilities Group	3.3%
Coway	3.1%
American Water Works	3.1%
Veralto	2.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	833-658-4739
Updated Prospectus Web Address	https://www.kbigiusmutualfunds.com